EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS
On February 7, 2024, the Brazilian Federal Revenue Service Brazilian issued a tax assessment against TAM Linhas Aéreas on the amount of ThUS$52,281 (ThR$253,565) related to certain tax credits on about “PIS COFINS” (Federal Social Contributions Levied on Gross Revenue) during the period of 2019/2020. The company will be filing an administrative response disputing the total amount of the tax assessment.
After December 31, 2023 and up to the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature that significantly affect the balances or their interpretation.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2023, have been approved in the Extraordinary Session of the Board of Directors on February 22, 2024.